PROPERTY AND EQUIPMENT NET (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Cost, Beginning	$ 6,438,734	$ 4,985,581
Additions	661,636	740,995
Disposals	(2,585,413)	(47,057)
Acqusition of subsidiaries		1,793,524
Translation adjustment	(21,743)	(369,767)
Transfer		0
Impairment charge	(211,774)	(664,543)
Cost, Ending	4,281,440	6,438,734
Beginning Accumulated depreciation	(379,112)	(5,768)
Depreciation	(345,188)	(383,476)
Depreciation Disposals	(117,435)	1,097
Depreciation translation adjustment	0	9,035
Ending Accumulated depreciation	(841,735)	(379,112)
Property and equipment, net	3,439,705	6,059,622
Furnitures and Fixtures
Statement [Line Items]
Cost, Beginning	315,613	30,984
Additions	95,879	294,607
Disposals	0	(22,229)
Acqusition of subsidiaries		12,251
Translation adjustment	0	0
Transfer		0
Impairment charge	0	0
Cost, Ending	411,492	315,613
Beginning Accumulated depreciation	(28,423)	1,033
Depreciation	(44,919)	(28,487)
Depreciation Disposals	(50,054)	1,097
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	(123,396)	(28,423)
Property and equipment, net	288,096	287,190
Leasehold Improvements
Statement [Line Items]
Cost, Beginning	2,820,066	1,113,867
Additions	505,062	356,337
Disposals	(1,162,803)	(11,384)
Acqusition of subsidiaries		3,889
Translation adjustment	0	(155,296)
Transfer		1,833,653
Impairment charge	(211,774)	(320,999)
Cost, Ending	1,950,551	2,820,066
Beginning Accumulated depreciation	(251,826)	(2,027)
Depreciation	(230,161)	(256,534)
Depreciation Disposals	22,570	0
Depreciation translation adjustment	0	6,735
Ending Accumulated depreciation	(504,557)	(251,826)
Property and equipment, net	1,445,994	2,568,240
Computer Equipment
Statement [Line Items]
Cost, Beginning	115,595	44,645
Additions	36,384	84,394
Disposals	0	(13,444)
Acqusition of subsidiaries		0
Translation adjustment	0	0
Transfer		0
Impairment charge	0	0
Cost, Ending	151,979	115,595
Beginning Accumulated depreciation	(32,419)	(2,708)
Depreciation	(36,176)	(29,711)
Depreciation Disposals	(10,764)	0
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	(79,359)	(32,419)
Property and equipment, net	72,620	83,176
Construction in Progress
Statement [Line Items]
Cost, Beginning	0	1,833,653
Additions	0	0
Disposals	0	0
Acqusition of subsidiaries		0
Translation adjustment	0	0
Transfer		(1,833,653)
Impairment charge	0	0
Cost, Ending	0	0
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Depreciation Disposals	0	0
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	0	0
Property and equipment, net	0	0
Land [member]
Statement [Line Items]
Cost, Beginning	806,750	545,120
Additions	0
Disposals	(403,524)	0
Acqusition of subsidiaries		417,183
Translation adjustment	0	(60,124)
Transfer		0
Impairment charge	0	(95,429)
Cost, Ending	403,226	806,750
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Depreciation Disposals	0	0
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	0	0
Property and equipment, net	403,226	806,750
Building
Statement [Line Items]
Cost, Beginning	2,062,251	1,417,312
Additions	24,311	0
Disposals	(1,019,086)	0
Acqusition of subsidiaries		1,036,378
Translation adjustment	(21,743)	(143,324)
Transfer		0
Impairment charge	0	(248,115)
Cost, Ending	1,045,734	2,062,251
Beginning Accumulated depreciation	(44,814)	0
Depreciation	(22,475)	(46,365)
Depreciation Disposals	0	0
Depreciation translation adjustment	0	1,551
Ending Accumulated depreciation	(67,289)	(44,814)
Property and equipment, net	978,445	2,017,437
Machinery and equipment
Statement [Line Items]
Cost, Beginning	318,457	0
Additions	0	5,657
Disposals	0	0
Acqusition of subsidiaries	0	323,823
Translation adjustment	0	(11,023)
Transfer	0	0
Impairment charge	0	0
Cost, Ending	318,457	318,457
Beginning Accumulated depreciation	(21,630)	0
Depreciation	(11,457)	(22,379)
Depreciation Disposals	(34,047)	0
Depreciation translation adjustment	0	749
Ending Accumulated depreciation	(67,134)	(21,630)
Property and equipment, net	$ 251,323	$ 296,827